Provisions - Summary of Movements in Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Provisions [Line Items]
Beginning balance	$ 1,054,325	$ 1,262,379
Increase (decrease) in existing provisions	161,790	181,876
Acquisition through business combinations	30,150
Provision used	(152,793)	(127,586)
Increase from adjustment to time value of money	83,640	89,713
Foreign currency translation	(104,510)	(249,715)
Transfer to P&L	(68,939)	(102,342)
Total Movements in Provisions	(50,662)	(208,054)
Ending balance	1,003,663	1,054,325
Provisions for Legal Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	941,051	1,122,551
Increase (decrease) in existing provisions	100,104	199,922
Acquisition through business combinations	437
Provision used	(141,022)	(120,184)
Increase from adjustment to time value of money	83,700	84,576
Foreign currency translation	(84,135)	(243,627)
Transfer to P&L	(68,939)	(102,187)
Total Movements in Provisions	(109,855)	(181,500)
Ending balance	831,196	941,051
Decomissioning or Restoration [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	92,594	129,309
Increase (decrease) in existing provisions	22,773	(26,906)
Acquisition through business combinations	24,966
Provision used	(11,771)	(6,654)
Increase from adjustment to time value of money	(179)	3,514
Foreign currency translation	(14,347)	(6,529)
Transfer to P&L		(140)
Total Movements in Provisions	21,442	(36,715)
Ending balance	114,036	92,594
Environmental Issues and Other Provisions [Member]
Disclosure Of Other Provisions [Line Items]
Beginning balance	20,680	10,519
Increase (decrease) in existing provisions	38,913	8,860
Acquisition through business combinations	4,747
Provision used		(748)
Increase from adjustment to time value of money	119	1,623
Foreign currency translation	(6,028)	441
Transfer to P&L		(15)
Total Movements in Provisions	37,751	10,161
Ending balance	$ 58,431	$ 20,680